INCOME TAX EXPENSE - Tax Losses and Tax Credits (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	$ 271,928	$ 270,730
Unused tax losses with deferred tax asset recognized	142,175	147,891
Deductible temporary differences	172,383	169,977
Tax losses and tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	147,427	140,695
Cumulative eligible capital
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	568	611
Financing costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	803	1,937
Unrealized capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	0	325
Reclamation and closure cost obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	$ 23,585	$ 26,409